DEBT (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2022	Apr. 23, 2020	Aug. 31, 2020	Mar. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 20, 2020
Short-Term Debt [Line Items]
Gain on extinguishment of debt						$ 1,012,973		$ 955,610	$ 2,988,779	$ 3,311,198
Line of credit											$ 500,000
Debt instrument amount					$ 2,900,000		$ 2,900,000		$ 2,900,000	1,445,000
Maturity date									Jan. 15, 2022
Term loan										900,292
Interest rate							10.00%
Share price					$ 2.50		$ 2.50
Interest expense					$ 67,500	15,565	$ 135,000	42,482
Iinterest payments							135,000	31,149
Debt conversion, Principal									$ 1,000,000
Number of shares converted									143,588
Change in fair value of convertible notes and derivative liabilities					244,022	268,974	531,880	602,475	$ 570,844	534,627
Interest expense					125,348	169,837	274,737	335,031	785,209	2,133,660
Debt carrying amount current portion					5,398,270		5,398,270		6,182,652	9,353,721
Notes payable, current portion					513,183		513,183		307,685	846,749
Current liabilities					14,207,354		14,207,354		14,953,271
Interest expense					23,393	30,927	48,277	62,449	122,456	131,750
Interest paid							50,249	62,726	123,025	132,264
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument amount					500,000		500,000
Noncurrent liabilities					466,255		466,255		998,135
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense					9,863	$ 9,863	19,726	19,726
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Iinterest payments							19,726	19,726
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Debt instrument amount					$ 924,142		$ 924,142		$ 1,176,644
Maturity date									Jan. 15, 2022
Debt instrument rate					10.00%		10.00%		10.00%
Debt instrument maturity date							December 2023
Nonconvertible promissory notes [Member]
Short-Term Debt [Line Items]
Debt carrying amount current portion					$ 200,000		$ 200,000		$ 200,000
Current liabilities					$ 410,959		410,959		868,959
PPP Loans [Member]
Short-Term Debt [Line Items]
Borrowings aggregate amount		$ 2,800,000	$ 300,000						3,100,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, Principal							$ 2,900,000	$ 2,900,000	2,900,000	$ 1,445,000
One Convertible Notes [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt conversion, Principal	$ 500,000
Number of shares converted	125,604
Conversion price	$ 3.98
Nonconvertible Notes Payable | Term Loan [Member]
Short-Term Debt [Line Items]
Debt instrument amount				$ 1,200,390
Debt term				3 years
Interest rate				0.75%
Maturity date				Mar. 15, 2023
Term loan									$ 900,292